PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Index Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 53.8%
5,436,638  Schwab U.S. TIPS
ETF
$ 146,517,394
9.8
791,552  Vanguard Long-Term
Treasury ETF
45,007,647
3.0
11,277,491
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
554,852,557
37.1
1,569,891  Xtrackers USD High
Yield Corporate Bond
ETF
58,258,655
3.9
Total Exchange-Traded
Funds
(Cost $802,964,681)
804,636,253
53.8
MUTUAL FUNDS : 46.0%
Affiliated Investment Companies : 46.0%
12,462,931  Voya Short Duration
Bond Fund - Class R6
117,026,925
7.8
5,051,309  Voya U.S. Bond Index
Portfolio - Class I
46,371,016
3.1
2,737,806  Voya VACS Index
Series EM Portfolio
39,013,732
2.6
9,602,358  Voya VACS Index
Series I Portfolio
128,767,614
8.6
2,265,530  Voya VACS Index
Series MC Portfolio
29,633,126
2.0
20,585,229  Voya VACS Index
Series S Portfolio
326,893,440
21.9
Total Mutual Funds
(Cost $560,370,806)
687,705,853
46.0
Total Long-Term
Investments
(Cost $1,363,335,487)
1,492,342,106
99.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
3,432,465
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
3,432,465
0.2
Total Short-Term
Investments
(Cost $3,432,465)
3,432,465
0.2
Total Investments in
Securities
(Cost $1,366,767,952) $ 1,495,774,571 100.0
Liabilities in Excess
of Other Assets (200,862) 0.0
Net Assets $ 1,495,573,709 100.0
(1)
Investment in affiliate.
(2)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Index Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 804,636,253 $ — $ — $ 804,636,253
Mutual Funds 687,705,853 — — 687,705,853
Short-Term Investments 3,432,465 — — 3,432,465
Total Investments, at fair value $ 1,495,774,571 $ — $ — $ 1,495,774,571
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index - Class I
$ — $ 24,322,230 $ (24,322,230) $ — $ — $ 28,337 $ 1,596,267 $ 596,364
Voya Short Duration Bond Fund -
Class R6
102,124,022 111,288,635 (96,881,399) 495,667 117,026,925 4,410,843 149,211 —
Voya U.S. Bond Index Portfolio -
Class I
82,492,536 115,522,047 (154,421,387) 2,777,820 46,371,016 2,128,273 (320,782) —
Voya VACS Index Series EM
Portfolio
45,873,774 22,106,041 (35,679,635) 6,713,552 39,013,732 812,977 1,349,169 2,525
Voya VACS Index Series I Portfolio
141,822,345 85,698,780 (114,798,615) 16,045,104 128,767,614 4,235,651 2,348,522 —
Voya VACS Index Series MC
Portfolio
48,462,087 28,850,287 (45,430,044) (2,249,204) 29,633,126 517,421 450,656 299,003
Voya VACS Index Series S
Portfolio
352,661,637 196,682,633 (217,667,634) (4,783,196) 326,893,440 3,890,866 9,598,500 4,920,190
Voya VACS Index Series SC
Portfolio
6,614,097 12,459 (5,713,636) (912,920) — — — —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
536,545,276 387,693,742 (383,739,975) 14,353,514 554,852,557 22,518,494 (569,985) —
$ 1,316,595,774 $ 972,176,854 $ (1,078,654,555) $ 32,440,337 $ 1,242,558,410 $ 38,542,862 $ 14,601,558 $ 5,818,082
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 135,167,453
Gross Unrealized Depreciation (6,160,834)
Net Unrealized Appreciation $ 129,006,619